Other liabilities - Disclosure of other current liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Payment solutions payables	€ 16,797	€ 11,647
VAT payables, withholding tax and capital tax	13,627	11,065
Personnel related liabilities	5,387	5,220
Other current liabilities	7,438	5,801
Total	€ 43,249	€ 33,733